SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Average annual rate	2.72%	1.06%
Antidilutive securities and outstanding options, RSUs and warrants excluded from computation of earnings per share amount	710,761	153,191	26,686
Employee stock options granted fair value	$ 3.98	$ 8.99	$ 10.64
Severance pay expenses	$ 2,995	$ 3,907	$ 2,373
Defined contribution plan description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the Internal Revenue Service limit of $20.5 during the years ended December 31, 2023 and 2022, plus a catch-up contribution of $7.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Contributions by employer	$ 524	531	431
Advertising expenses	1,942	1,733	582
Grant
SIGNIFICANT ACCOUNTING POLICIES
Research and development grants	665	624	$ 570
Other receivables and prepaid expenses
SIGNIFICANT ACCOUNTING POLICIES
Contract costs	542	829
Warranty reserves
SIGNIFICANT ACCOUNTING POLICIES
Provision for warranty	149	212
Allowance for sales return
SIGNIFICANT ACCOUNTING POLICIES
Provision deducted from revenues	$ 2,137	$ 2,704
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	4 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years